Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023		Jan. 31, 2023
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 274,478	$ 274,244	[1]
ECL allowance	4,020	3,902	[1]	$ 3,159
Net loans	539,295	540,153
Gross personal	45,460	45,587	[1]
Gross credit card	18,617	18,538	[1]
Gross business and government	204,760	205,686
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	161,769	165,021
Gross personal	18,662	18,788
Gross credit card	4,128	4,279
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	87,439	83,256
Gross personal	4,385	4,401
Gross credit card	1,090	1,061
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,817	15,929
Gross personal	15,188	15,342
Gross credit card	6,654	6,677
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,515	5,302
Gross personal	4,324	4,227
Gross credit card	5,747	5,579
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,236	1,100
Gross personal	1,927	1,835
Gross credit card	842	783
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	690	585
Gross personal	234	214
Gross business and government	1,839	1,956
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,012	3,051
Gross personal	740	780
Gross credit card	156	159
Gross business and government	255	207
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	100,982	99,834
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	98,233	99,110
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,451	4,579
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	503	456
Net loans	273,975	273,788
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,054	1,017
Net loans	44,406	44,570
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	723	685
Net loans	17,894	17,853
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,740	1,744
Net loans	203,020	203,942
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	239,251	237,940
ECL allowance	631	650		563
Net loans	480,399	479,896
Gross personal	35,970	36,304
Gross credit card	15,086	14,767
Gross business and government	190,723	191,535
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	148,496	150,022
Gross personal	18,654	18,785
Gross credit card	4,128	4,279
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	78,033	74,149
Gross personal	4,370	4,389
Gross credit card	1,090	1,061
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	9,543	10,817
Gross personal	10,815	11,031
Gross credit card	6,623	6,642
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	609	322
Gross personal	1,219	1,165
Gross credit card	3,090	2,626
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	225	211
Gross credit card	6	6
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,570	2,630
Gross personal	687	723
Gross credit card	149	153
Gross business and government	242	192
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	100,434	99,322
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	89,980	91,920
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	67	101
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	88	90
Net loans	239,163	237,850
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	144	141
Net loans	35,826	36,163
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	177	166
Net loans	14,909	14,601
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	222	253
Net loans	190,501	191,282
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	34,334	35,517
ECL allowance	2,316	2,180		1,859
Net loans	56,972	58,339
Gross personal	9,225	9,036
Gross credit card	3,531	3,771
Gross business and government	12,198	12,195
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,273	14,999
Gross personal	8	3
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	9,406	9,107
Gross personal	15	12
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,274	5,112
Gross personal	4,373	4,311
Gross credit card	31	35
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,906	4,980
Gross personal	3,105	3,062
Gross credit card	2,657	2,953
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,236	1,100
Gross personal	1,702	1,624
Gross credit card	836	777
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	239	219
Gross personal	22	24
Gross credit card	7	6
Gross business and government	13	15
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	548	512
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	8,253	7,190
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,384	4,478
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	165	142
Net loans	34,169	35,375
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	723	695
Net loans	8,502	8,341
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	546	519
Net loans	2,985	3,252
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	882	824
Net loans	11,316	11,371
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	893	787
Net loans	1,924	1,918
Gross personal	265	247
Gross business and government	1,839	1,956
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	690	585
Gross personal	234	214
Gross business and government	1,839	1,956
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	203	202
Gross personal	31	33
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	250	224
Net loans	643	563
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	187	181
Net loans	78	66
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	636	667
Net loans	1,203	1,289
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 1,073	$ 1,072		$ 737

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.